UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22126
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock Defined Opportunity Credit Trust

================== BlackRock Defined Opportunity Credit Trust ==================

EATON VANCE FLOATING-RATE INCOME TRUST

Ticker:       EFT            Security ID:  278279104
Meeting Date: MAR 26, 2015   Meeting Type: Annual
Record Date:  JAN 12, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director George J. Gorman         For       For          Management
1b    Elect Director William H. Park          For       For          Management
1c    Elect Director Ronald A. Pearlman       For       For          Management
1d    Elect Director Harriett Tee Taggart     For       For          Management

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EATON VANCE SENIOR INCOME TRUST

Ticker:       EVF            Security ID:  27826S103
Meeting Date: OCT 23, 2014   Meeting Type: Annual
Record Date:  AUG 13, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas E. Faust Jr.      For       For          Management
1b    Elect Director Cynthia E. Frost         For       For          Management
1c    Elect Director Valerie A. Mosley        For       For          Management

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HOUGHTON MIFFLIN HARCOURT COMPANY

Ticker:       HMHC           Security ID:  44157R109
Meeting Date: MAY 19, 2015   Meeting Type: Annual
Record Date:  MAR 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Sheru Chowdhry           For       For          Management
1.2   Elect Director L. Gordon Crovitz        For       For          Management
1.3   Elect Director Lawrence K. Fish         For       Withhold     Management
1.4   Elect Director Jill A. Greenthal        For       For          Management
1.5   Elect Director John F. Killian          For       For          Management
1.6   Elect Director John R. McKernan, Jr.    For       For          Management
1.7   Elect Director Jonathan F. Miller       For       Withhold     Management
1.8   Elect Director E. Rogers Novak, Jr.     For       For          Management
1.9   Elect Director Linda K. Zecher          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Distribution Policy             Against   For          Shareholder
6     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Defined Opportunity Credit Trust

Date: August 26, 2015